Income Taxes - Rate reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Income tax provision at federal statutory rate					$ 236	$ 256
Add (deduct) effect of:
State income taxes, net of federal tax					84	87
Expiration of federal research and development credits					1,694	1,637
Change in valuation allowance					(1,667)	(2,136)
Income tax expense (benefit)	$ 16	$ 49	$ (7)	$ 54	$ 347	$ (156)